Business Acquisitions, Contingent Consideration, Replacement Restricted Stock Units and Replacement Phantom Units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Replacement Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Vesting period of original term	4 years
Number of common units called by replacement equity unit (in shares)	1
Dividend payment period	60 days
Replacement Restricted Stock Units (RSUs) [Member] | Vesting Term One [Member]
Business Acquisition [Line Items]
Vesting percentage original term	25.00%
Replacement Restricted Stock Units (RSUs) [Member] | Vesting Term Two [Member]
Business Acquisition [Line Items]
Vesting percentage original term	25.00%
Replacement Restricted Stock Units (RSUs) [Member] | Vesting Term Three [Member]
Business Acquisition [Line Items]
Vesting percentage original term	75.00%
Replacement Phantom Units [Member]
Business Acquisition [Line Items]
Number of common units called by replacement equity unit (in shares)	1
Dividend payment period	60 days
Replacement Phantom Units [Member] | Vesting Term One [Member]
Business Acquisition [Line Items]
Vesting percentage original term	25.00%
Vesting period of original term	4 years
Replacement Phantom Units [Member] | Vesting Term Two [Member]
Business Acquisition [Line Items]
Vesting percentage original term	33.00%
Vesting period of original term	3 years
Atlas Pipeline Partners [Member]
Business Acquisition [Line Items]
Contingent consideration additional amount	$ 6.0
Contingent liability acquisition date fair value		$ 4.2
Contingent consideration liability lower range	0.0
Contingent consideration liability higher range	$ 6.0